Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Statement of Cash Flows [Abstract]
Net income from continuing operations	$ 35.7	$ 52.6
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	91.3	48.5
Accretion expense	0.1	0.2
Deferred tax expense	0	19.5
Non-cash unit-based compensation	13.8	1.2
(Gain) loss on derivatives recognized in net income	(0.2)	1.3
Cash settlements on derivatives	3.9	(0.6)
Amortization of debt issue costs	0.6	0.1
Amortization of premium on notes	(0.8)	(0.4)
Redeemable Non Controlling Interest Expense	(2.6)	0
Distribution of earnings from equity investment	2.7	0.1
Equity in income of equity investments	(3.7)	(4.2)
Changes in assets and liabilities:
Accounts receivable, accrued revenue and other	118.8	46.0
Natural gas and NGLs inventory, prepaid expenses and other	(16.3)	(7.3)
Accounts payable, accrued gas and crude oil purchases and other accrued liabilities	(71.6)	(35.2)
Net cash provided by operating activities	171.7	121.8
Cash flows from investing activities:
Additions to property and equipment	(161.1)	(98.2)
Acquisition of business	(312.0)	(104.3)
Distribution from equity investment company in excess of earnings	4.1	2.6
Net cash used in investing activities	(469.0)	(199.9)
Cash flows from financing activities:
Proceeds from borrowings	959.1	1,247.9
Payments on borrowings	(487.1)	(997.0)
Payments on capital lease obligations	(1.0)	(0.8)
Decrease in drafts payable	(12.7)	(2.6)
Debt refinancing costs	(1.8)	(4.9)
Conversion of restricted units, net of units withheld for taxes	(2.4)	0
Proceeds from issuance of common units	2.2	0
Distributions to non-controlling partners	(45.2)	0
Contributions by non-controlling partners	2.8	0.4
Distributions to partners	(99.9)	0
Contributions from Devon	7.9	76.1
Distributions to Predecessor	0	(22.1)
Net cash provided by financing activities	321.9	297.0
Net cash provided by operating activities	0	5.0
Net cash used in investing activities	0	(0.6)
Net cash used in financing activities – net distributions to Devon and non-controlling interests	0	(4.4)
Net cash provided by discontinued operations	0	0
Net increase in cash and cash equivalents	24.6	218.9
Cash and cash equivalents, beginning of period	9.6	0.1
Cash and cash equivalents, end of period	34.2	219.0
Cash paid for interest	2.1	4.6
Cash refund for income taxes	$ 0.1	$ 0